Note 15 - Preferred Shares - Dividends Series B Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance (in shares)	37,314	35,505	33,779
Balance	$ 35,613,759	$ 33,804,948	$ 32,079,249
Dividends declared (in shares)	1,333	1,809	1,726
Dividends declared	$ 1,335,733	$ 1,808,811	$ 1,725,699
Balance (in shares)	19,605	37,314	35,505
Balance	$ 18,757,361	$ 35,613,759	$ 33,804,948
Eurodry [Member]
Shares distributed to EuroDry (in shares)	(19,042)
Shares distributed to EuroDry	$ (18,192,131)
Ordinary Preferred Stock [Member]
Balance	29,000,000	29,000,000	29,000,000
Dividends declared
Balance	14,500,000	29,000,000	29,000,000
Ordinary Preferred Stock [Member] | Eurodry [Member]
Shares distributed to EuroDry	(14,500,000)
Preferred Stock Issued as Dividends [Member]
Balance	6,613,759	4,804,948	3,079,249
Dividends declared	1,335,733	1,808,811	1,725,699
Balance	4,257,361	$ 6,613,759	$ 4,804,948
Preferred Stock Issued as Dividends [Member] | Eurodry [Member]
Shares distributed to EuroDry	$ (3,692,131)